UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/06

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  New Filer

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California          May 11, 2006
    [Signature]                   [City, State]                 [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     29
                                        ------------------------------

Form 13F Information Table Value Total:             $236,338
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE


                               TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------       ----------     ---------- ----------  --------   ---- ----- -------- --------   -----   -------   ----
ADAPTEC INC                   COMM STK     00651F108      6,719   1,215,000 SH           SOLE              1,215,000  0        0
AIRSPAN NETWORKS INC.         COMM STK     00950H102      5,400     800,000 SH           SOLE                800,000  0        0
APPLE COMPUTER                COMM STK     037833100     12,544     200,000 SH           SOLE                200,000  0        0
ALVARION LTD.                 SHS          M0861T100      5,850     650,000 SH           SOLE                650,000  0        0
COMBINATORX INC               COMM STK     20010A103      6,206     521,951 SH           SOLE                521,951  0        0
CONOR MEDSYSTEMS INC.         COMM STK     208264101      8,820     300,000 SH           SOLE                300,000  0        0
EBAY                          COMM STK     278642103      9,750     250,000 SH           SOLE                250,000  0        0
GENESIS MICROCHIP INC DEL     COMM STK     37184C103      9,628     565,000 SH           SOLE                565,000  0        0
GENOMIC HEALTH INC            COMM STK     37244C101      4,315     416,100 SH           SOLE                416,100  0        0
GOOGLE INC                    COMM STK     38259P508     20,670      53,000 SH           SOLE                 53,000  0        0
GREENFIELD ONLINE INC.        COMM STK     395150105      5,092     850,000 SH           SOLE                850,000  0        0
GUIDANT CORP                  COMM STK     401698105      6,635      85,000 SH           SOLE                 85,000  0        0
IKANOS COMMUNICATIONS INC.    COMM STK     45173E105      6,406     325,000 SH           SOLE                325,000  0        0
IMMUNICON CORP                COMM STK     45260A107      2,519     625,000 SH           SOLE                625,000  0        0
JUPITERMEDIA CORP             COMM STK     48207D101      9,889     550,000 SH           SOLE                550,000  0        0
MAXIM INTEGRATED PRODS INC    COMM STK     57772K101     11,145     300,000 SH           SOLE                300,000  0        0
NEUSTAR, INC.                 CL A         64126X201      3,100     100,000 SH           SOLE                100,000  0        0
NUVASIVE INC.                 COMM STK     670704105      3,959     210,000 SH           SOLE                210,000  0        0
OPENWAVE SYSTEMS INC.         COMM STK     683718308     17,264     800,000 SH           SOLE                800,000  0        0
PFIZER INC                    COMM STK     717081103      5,981     240,000 SH           SOLE                240,000  0        0
PHARMACYCLICS                 COMM STK     716933106      1,081     235,100 SH           SOLE                235,100  0        0
POWERDSINE LTD.               COMM STK     M41415106      4,830     700,000 SH           SOLE                700,000  0        0
RESEARCH IN MOTION LTD        COMM STK     760975102     13,581     160,000 SH           SOLE                160,000  0        0
SIRF TECHNOLOGY HOLDINGS INC. COMM STK     82967H101     12,411     350,000 SH           SOLE                350,000  0        0
SONICWALL INC                 COMM STK     835470105      6,381     900,000 SH           SOLE                900,000  0        0
TRAFFIC COM INC               COMM STK     892717109      1,227     146,900 SH           SOLE                146,900  0        0
VERISIGN INC.                 COMM STK     92343E102     15,594     650,000 SH           SOLE                650,000  0        0
WEBEX COMMUNICATIONS INC.     COMM STK     94767L109     16,162     480,000 SH           SOLE                480,000  0        0
XILINX INC                    COMM STK     983919101      3,183     125,000 SH           SOLE                125,000  0        0

GRAND TOTAL                                            $236,338

